Calvert VP Nasdaq 100 Index Portfolio
Investment Objective
The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert VP Nasdaq 100 Index Portfolio	Class I	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert VP Nasdaq 100 Index Portfolio		Class I	Class F
Management fees	[1]	0.42%	0.42%
Distribution and Service (12b-1) Fees		none	0.25%
Other expenses		0.20%	0.76%
Total annual fund operating expenses		0.62%	1.43%
Less fee waiver and/or expense reimbursement	[2]	(0.14%)	(0.70%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.48%	0.73%
[1]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[2]	Calvert Research and Management ("CRM " or the "Adviser ") has agreed to reimburse the Portfolio's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.48% for Class I shares and 0.73% for Class F shares. This expense reimbursement will continue through April 30, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

• your investment has a 5% return each year;

• the Portfolio’s operating expenses remain the same; and

• any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Calvert VP Nasdaq 100 Index Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	49	184	332	761
Class F	75	384	715	1,653

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 5 % of its portfolio’s average value.

Principal Investment Strategies

The Portfolio seeks to track the total return of the securities composing the NASDAQ 100 Index (the “ NASDAQ 100” or the “ Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below.  Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to the stocks represented in the Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Index is an unmanaged index comprising common stocks of the 100 largest domestic and international non-financial companies on the broader NASDAQ Composite Index based on market capitalization. As of December 31, 2016 , the market capitalization of the Index companies ranged from $ 6.8 billion to $ 618.0 billion with a weighted average level of $ 236.4 billion.  The Index is modified capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than a company whose securities have a smaller market capitalization. Except under extraordinary circumstances that may result in an interim evaluation, NASDAQ 100 is rebalanced quarterly, and its composition is reviewed on an annual basis.  Replacements to Index constituents are made effective after the close of trading on the third Friday in December.  The Portfolio mirrors the Index’s rebalancing process.  The Portfolio is not sponsored, endorsed, sold or promoted by The NASDAQ Group, Inc.

The Portfolio will invest primarily in common stocks of the companies that compose the Index.  The Portfolio uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Sub-Adviser will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. The Portfolio intends to concentrate its investments only to the extent that the Index does.  The Portfolio may also invest in PowerShares QQQ or other investment companies , including other exchange-traded funds, that provide the same exposure to the Index. PowerShares QQQ are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the Index. Derivatives, such as NASDAQ 100 options and futures, and options on such futures, may also be held by the Portfolio incidental to its main investment strategy in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.

The Portfolio is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Principal Risks

Non-Diversification Risk. Because the Portfolio may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single security may have greater impact on the Portfolio than on a diversified fund.

Concentration Risk. A downturn in the industries represented in the Index would impact the Portfolio more than a portfolio that does not concentrate in these industries. By focusing on specific sectors or industries, the Portfolio may be more volatile than a typical mutual fund.

Sector Risk. To the extent that the Portfolio has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Portfolio may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the Index exactly.

Passive Investment Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of the Index.  As a result, the Portfolio expects to hold components of the Index regardless of their current or projected performance.  Maintaining investments regardless of market conditions or the performance of individual investments could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Common Stock Risk.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

General Portfolio Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with a broad-based securities market index.  The returns in the bar chart are for Class I shares.   The Portfolio’s past performance ( before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future .  The Portfolio’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

Effective December 31, 2016, Calvert Research and Management (“CRM”) is the investment adviser to the Portfolio and performance reflected prior to such date is that of the Portfolio’s former investment adviser, Calvert Investment Management, Inc.  There was no change in the Portfolio’s investment sub-adviser in connection with the change in adviser. The returns shown do not reflect fees and charges imposed under the Policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2016 , the highest quarterly total return for Class I was 21.07% for the quarter ended March 31, 2012 and the lowest quarterly return was -23.94% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016
Average Annual Total Returns - Calvert VP Nasdaq 100 Index Portfolio	Label	One Year	Five Years	Ten Years	Inception Date
Class I	Class I	6.60%	17.14%	11.13%
Class F	Class F	6.30%	17.07%	11.09%	Oct. 30, 2015
NASDAQ-100 Index (reflects no deduction for fees or expenses)	NASDAQ-100 Index (reflects no deduction for fees or expenses)	7.27%	17.88%	11.81%

Performance results for Class F shares prior to October 30, 2015 (the Class F shares’ inception date) reflect the performance of Class I shares.  Actual Class F share performance would have been lower than Class I share performance because Class F has higher class-specific expenses than Class I .  Investors cannot invest directly in an Index.